Lease Liabilities (Details) - Schedule of lease liabilities - Mar. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Lease Liabilities [Abstract]
2024	¥ 4,575	$ 666
2025	4,575	666
2026 and after	7,356	1,071
Total lease payments	16,506	2,403
Less: Interest	(1,957)	(285)
Present value of lease liabilities	14,549	2,118
Less current portion, record in current liabilities	(3,673)	(535)
Present value of lease liabilities	¥ 10,876	$ 1,583